Segment Information - Adjusted OIBDA (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Information
Adjusted OIBDA	$ 42,102	$ 48,241	$ 11,013	$ 22,841	$ 58,776	$ 102,625
Operating segment | Baseball
Segment Information
Adjusted OIBDA	37,415	41,685	1,878	10,581
Operating segment | Mixed-Use Development
Segment Information
Adjusted OIBDA	10,166	8,480	19,319	16,397	35,433	26,546
Corporate and other
Segment Information
Adjusted OIBDA	$ (5,479)	$ (1,924)	$ (10,184)	$ (4,137)	$ (9,916)	$ (7,633)